Average Annual Total Returns		12 Months Ended	33 Months Ended
	May 18, 2026	Dec. 31, 2025	Dec. 31, 2025
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Performance Inception Date	Mar. 27, 2023
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.10%	2.51%
Simplify Propel Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.88%	(3.98%)
Simplify Propel Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.29%	(0.93%)
Simplify Propel Opportunities ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	20.45%
Simplify Propel Opportunities ETF | MSCI USA IMI Health Care Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	6.88%